SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"), followed on a consistent basis.

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards and the investment in affiliated company. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in U.S. dollars:

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar (dollar or $) as the revenues and a substantial portion of the costs are denominated in dollar.

The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters" (ASC 830). All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The functional currency of certain foreign subsidiaries, whose functional currency has been determined to be their local currency, has been translated into dollar. Assets and liabilities have been translated using the exchange rates in effect at the balance sheet date. Statements of operations amounts have been translated using monthly average exchange rates in accordance with ASC 830. The resulting translation adjustments are reported as a component of equity in accumulated other comprehensive income (loss).

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Syneron Medical Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity (APIC) which is based on ASC 810.

d.	Cash and cash equivalents:

Cash and cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at acquisition.

e.	Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are stated at cost which approximates market values. Interest on deposits is recorded as financial income. As of December 31, 2016 and 2015, the Company held short-term interest bearing deposits with weighted average interest rates of 0.06%.

f.	Marketable securities:

Marketable securities consist primarily of government treasury bonds and corporate bonds. The Company determines the appropriate classification of marketable securities at the time of purchase and reevaluates such designation at each balance sheet date.  In accordance with ASC 320 "Investments- Debt and Equity Securities" (ASC320), the Company classifies all of its marketable debt securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)", in shareholders' equity.  Realized gains and losses on sales of marketable securities, as determined on a specific identification basis, are included in financial income (expenses), net. The amortized cost of marketable debt securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income (expenses), net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired ("OTTI"), the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss). The Company did not recognize OTTI impairment loss with respect to its marketable securities in 2016, 2015 and 2014.

g.	Derivatives and hedging activities:

The Company implemented the requirements of ASC 815, "Derivatives and Hedging" which requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheets at fair value. The accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualified as part of a hedging transaction and further, on the type of hedging transaction. Derivatives that are not hedges must be adjusted to fair value through earnings. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings.

The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

The Company measured the fair value of the forward contracts in accordance with ASC 820 (classified as level 2).

Due to the Company's global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business.

The Company's policy allows it to offset the risks associated with the effects of certain foreign currency exposures through the purchase of foreign exchange forward or option contracts (Hedging Contracts).

The Company entered into forward contracts to hedge and protect against the risk of changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels (NIS) during the year and for certain forecasted revenue transactions in currencies other than the U.S. dollar, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of the anticipated payroll of its Israeli employees denominated in NIS or revenues anticipated in currencies other than the U.S. dollar for a period of one to twelve months.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change. As of December 31, 2016 and 2015, the Company had outstanding liabilities forward contracts that met the requirement for cash flow hedge accounting was $(4) and $(32), with a notional amount of $3,641 and $3,478, respectively, and outstanding option contracts with a notional amount of $5,105 and $8,477, respectively.

h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory reserve, for slow-moving items, is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products.

Cost is determined as follows:

Raw materials - on the basis of standard cost - which approximates actual cost on a first-in, first-out basis. The Company calculates at least on a quarterly basis the variance between an items' standard cost and the latest purchasing prices of those items; the variance is investigated; adjustments are made as necessary and have been included in cost of revenues.

Work in process - on the basis of standard cost - which approximates actual cost on a first-in, first-out basis, including materials, labor and other direct and indirect manufacturing costs.

Finished products - on the basis of standard cost - which approximates actual cost on a first-in, first-out basis, and which includes materials, labor and manufacturing overhead. Standard costs are monitored and updated as necessary, to reflect the changes in raw material costs and labor and overhead rates.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or market in accordance with ASC 330-10-35. Charges for obsolete and slow moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

When recorded, the reserves are intended to reduce the carrying value of inventory to its net realizable value. Inventory of $47,376 and $49,352 as of December 31, 2016 and 2015, respectively, is stated net of inventory reserves of $8,543 and $5,740, respectively. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory reserves may be required.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture and equipment	6 - 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

j.	Impairment of long-lived assets and intangible assets subject to amortization:

The Company's property and equipment and identifiable intangibles subject to amortization are reviewed for impairment in accordance with ASC 360, "Impairment or Disposal of Long-Lived Assets" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 5 to 8 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During 2016 no impairment charges were recorded related to intangible assets. During 2015 and 2014 the Company recorded impairment charges, related to intangible assets, in the amount of $3,289 and $1,705, respectively.

k.	Business combinations:

The Company accounts for business combinations in accordance with ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Contingent considerations to former owners agreed in a business combination, e.g, in the form of milestone payments upon the achievement of certain sales target, are recognized as liabilities at fair value as of the recognition date. Any subsequent changes in amounts recorded as liability are recognized in earnings in other expenses (income), net.

l.	Investment in affiliated company (non-marketable securities):

The Company implemented ASC 323, "Investments - Equity and Joint Ventures", to determine whether it should apply the equity method of accounting to its investments.

Investment in Iluminage Beauty, the Company elected to recognize the investments at fair value at each reporting date with changes in the fair value recognized in earnings under other expenses (income), net. Refer to Notes 4 and 7 for further details.

m.	Goodwill and indefinite lived assets:

Goodwill and intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

The Company applies ASC 350, "Intangibles - Goodwill and Other". Under ASC 350, goodwill is not amortized but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. During the fourth quarter of 2015, the Company changed the date of its annual goodwill impairment test from June 30 to December 31.The Company determined December 31 as the date of the annual impairment test for each of its reporting units.

Starting January 1, 2014, the Company operates in one operating segment which is comprised of five reporting units. As of December 31, 2016 two of the reporting units include goodwill.

The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. There is a two-step process for impairment testing of goodwill. The first step screens for potential impairment, while the second step (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second step is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill.

The Company determines the fair value of each reporting unit using the income approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value.

Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model.  The Company considers historical rates and current market conditions when determining the discounted and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.  As a result of the annual impairment test in 2016, no impairment loss was recorded. During 2015 the Company recorded goodwill impairment charges of $2,500 and $1,343 related to Cooltouch and RBT goodwill, respectively.  During 2014 the Company recorded goodwill impairment charge of $1,185 related to RBT goodwill. See also Note 10.

n.	Revenue recognition:

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is reasonably assured and no further obligations exist. Provisions are made at the time of revenue recognition for any applicable warranty cost expected to be incurred.

The timing for revenue recognition of the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

Other than pricing terms which may differ due to the different volumes of purchases between distributors and end-users, there are no material differences in the terms and arrangements involving direct and indirect customers.

The Company's products sold through agreements with distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors as end-users.

The Company assesses whether collection is reasonably assured based on a number of factors, including the customer's past transaction history and credit worthiness.

In respect of sale of systems with installation, in accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation is not essential to the functionality of the Company's systems. Accordingly, installation is considered inconsequential and perfunctory relative to the system, and therefore the Company recognizes revenue for the system and installation upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides an accrual for installation costs as appropriate.

According to ASC 605-25, when a sales arrangement contains multiple deliverables, such as sales of products and related services, the multiple deliverables are evaluated to determine the units of accounting, and the entire fee from the arrangement is allocated to each unit of accounting based on the relative selling price. Under this approach, the selling price of a unit of accounting is determined by using a selling price hierarchy which requires the use of vendor-specific objective evidence (VSOE) of fair value if available, third-party evidence (TPE) if VSOE is not available, or best estimate of selling price (BESP) if neither VSOE nor TPE is available. Revenue is recognized when the revenue recognition criteria for each unit of accounting are met.

Accordingly, for such products and services the Company determined the fair value based on management's best estimate of the selling price which take into consideration several external and internal factors including, but not limited to, pricing practices (including discounts, margin objectives and consideration of the Company's pricing models) and go-to-market strategy. Those estimates are corroborated by normal expected margins depending on the product, region and type of customer (i.e., clinic or a distributor).

The Company sells deliverables of products and service which consist of a system, applicators, consumables (such as spare parts), and an extended warranty. Such deliverables can be delivered either in a bundled transaction or separately.

Typically, systems and applicators or related consumables are shipped and delivered at the same time while the extended warranty is provided subsequent to the expiration of the standard warranty period. In those circumstances when not all the products have been delivered, the Company has concluded that the delivered elements have standalone value as a pre-condition for recognizing revenues for the delivered elements. The threshold for recognizing such revenues would normally be the delivery of a system with the applicator providing the System with full functionality.

In certain cases, when product arrangements are bundled with extended warranty, the separation of the extended warranty falls under the scope of ASC 605- 20-25-1 through 25-6, and the price of the extended warranty stated in the agreement is deferred and recognized ratably over the extended warranty period which is typically between one year and three years.

The Company does not provide any performance, cancelation, termination or any refund type provisions to its customers, nor does it grant a right of return, for its products.
Deferred revenue includes primarily unearned amounts received in respect of service contracts but not yet recognized as revenues and classified in short and long-term based on their contractual term.

o.	Research and development costs:

Research and development costs are charged to the statement of operations, as incurred.

p.	Accounting for share-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations. The Company estimates the fair value of employee stock options at the date of grant using the Binomial option-pricing model ("the Binomial model"). The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated based on employees' historical option exercise behavior.

The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends therefore uses an expected dividend yield of zero.

The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company recognizes share-based compensation expenses for the value of its awards based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures.

q.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of ordinary shares outstanding during each year. Basic net income (loss) per share was determined by dividing net income (loss) by the weighted average ordinary shares outstanding during the period.

Diluted net income (loss) per share was determined by dividing net income (loss) by the diluted weighted average shares outstanding. Diluted weighted average shares reflect the dilutive effect, if any, of stock options, stock appreciation rights, and restricted share units based on the treasury stock method, in accordance with ASC, 260, "Earning Per Share".

r.	Fair value of financial instruments:

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, marketable securities, trade receivables, other accounts receivable and prepaid expenses, trade payables and other accounts payable and accrued expenses, approximate fair value because of their generally short maturities.

The Company applies ASC 820, "Fair Value and Disclosure" (ASC 820). Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace;

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, investment in affiliated company (Iluminage Beauty), hedging contracts and contingent considerations which represent future amounts the Company may be required to pay in conjunction with various business combinations. Each reporting period, the Company revalues these contingent considerations and records increases or decreases in their fair value as an adjustment to contingent consideration within the consolidated statement of operations. Changes in the fair value of the contingent consideration can result from adjustments to the discount rates, the probability of achievement of any revenue milestones and due to discounting to present value each reporting date. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market. See also Note 4.

The fair value of the Company's equity interest in Iluminage Beauty was determined by the Company's Board of Directors after consideration of, among other things, a written report prepared by a third party appraisal firm which calculated fair value using the discounted cash flow and the OPM method, which uses significant unobservable inputs such as cash flows to be generated from the underlying investment and discounted at a weighted average cost of capital. Management considered the reasonableness of the assumptions, methodologies, analysis and conclusions set forth in the report. The Board of Directors and the management also considered other factors, including but not limited to consideration of external market conditions affecting the home use aesthetic industry, and Iluminage Beauty's projected results of operations and financial position. After deliberation, the Board of Directors and the management determined the fair market value of the Company's equity interest in Iluminage Beauty. As of December 31, 2016 and 2015, the fair value of Iluminage Beauty investment amounted to $15,730 and $19,800, respectively.

s.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence.

Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17 (see also Note 2ab).

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

t.	Employee benefit plan:

401K profit sharing plans in US:

The company has two types of retirement plans in which US employees may participate:  Roth 401k plan which is a post-tax benefit offering and a retirement plan under Section 401(k) which is a pre-tax benefit offering.  Certain population of the Candela Corporation Inc.'s ("Candela") U.S. employees is eligible to participate in a defined contribution retirement plan (Plan). Participants in the Plan may elect to defer a portion of their pre-tax earnings into the Plan, which is run by an independent party. Employees also have the option to contribute to the ROTH 401k plan which is post tax. Contributions to the Plan are recorded as an expense in the consolidated statements of operations.

Candela's U.S. operations maintain a retirement plan (Candela U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the Candela U.S. plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. Candela matches 50% of each participant's contributions up to a maximum of 6% of the participant's elective deferral. Each participant may contribute a percentage of their pay or a flat dollar amount. Contributions to the Candela U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

The total allowable company contribution is up to exceed 3%, provided an employee is contributes 6%. The employee contribution may be a combination of contribution(s) between the Roth 401k and Section 401k of IRS Code.  Contributions to a combination of the two options cannot exceed the Internal Revenue Service annual contribution limit.

Total contributions for the years ended December 31, 2016, 2015 and 2014 were $807, $594 and $621, respectively.

Severance pay in Israel:

The Company's liability for severance pay to its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or portion thereof. The Company's liability for all its Israeli employees is covered by monthly deposits for insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheets.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits accumulated up to the balance sheet date.

Most the Company's agreements with its employees in Israel are in accordance with Section 14 of the Israeli Severance Pay Law. Upon contribution of the full amount based on the employee's monthly salary, and release of the policy to the employee, no additional legal obligation exists between the parties and no additional payments are needed to be made by the Company to the employee; therefore, related assets and liabilities are not presented in the balance sheets.

Severance pay expenses for the years ended December 31, 2016, 2015 and 2014 amounted to approximately $866, $870 and $875, respectively.

u.	Shipping and handling costs:

Shipping and handling costs, which amounted to $7,572, $7,162 and $6,783 for the years ended December 31, 2016, 2015 and 2014, respectively, are included in sales and marketing expenses in the consolidated statements of operations. Shipping and handling costs include all costs associated with the distribution of finished products, consumables and spare parts from the Company's point of manufacturing directly to customers and distributors.

v.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2016, 2015 and 2014 were $2,188, $2,281 and $2,331, respectively.

w.	Litigation reserves and legal expenses:

The Company reserves for liabilities related to litigation brought against the Company when the amount of the potential loss is probable and can be estimated. Because of the uncertainties related to an unfavorable outcome of litigation, and the amount and range of loss on pending litigation, management is often unable to make an accurate estimate of the liability that could result from an unfavorable outcome. As litigation progresses, the Company continues to assess its potential liability and revises its estimates accordingly. Estimates of litigation reserves are recorded in other accounts payable and accrued expenses line item in the consolidated balance sheets and changes in the litigation reserves are recorded under general and administrative expense line item in the statement of operations.

Legal expenses are charged to the statements of operations as incurred.
x.	Concentration of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, derivative instruments, available-for-sale marketable securities, and trade receivables.

The majority of the Group' cash and cash equivalents and bank deposits are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a low risk. The short-term bank deposits are held in financial institutions which management believes are institutions with high credit standing, and accordingly, minimal credit risk from geographic or credit concentration exists with respect to these bank deposits.

The Company's marketable securities include investments in highly rated debentures of U.S. and Israeli, corporations and governmental bonds. The financial institutions that hold the Company's marketable securities are major U.S. financial institutions, located in the United States and Canada.

Management believes that the Company's marketable securities portfolio represents a diverse portfolio of highly-rated securities and the Company's investment policy limits the amount the Company may invest in each issuer, and accordingly, management believes that minimal credit risk exists from geographic or credit concentration with respect to these securities.

The Company and its subsidiaries have no material off-balance sheet concentration of financial instruments subject to credit risk such as foreign exchange contracts, option contracts or other hedging arrangements, except those mentioned in Note 14.

The Company's trade receivables are derived mainly from sales to large independent distributors and to end-users world-wide. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The allowance for doubtful accounts is based on management's assessment of a customer's credit quality as well as subjective factors and trends, including the aging of receivable balances.

The following table provides details of the change in the Company's allowance for doubtful accounts:

	2016	2015	2014

Balance at the beginning of the year	$5,223	$5,970	$6,497
Charged to expenses, net of recoveries	1,136	728	1,233
Deconsolidation of subsidiary	(134)	-	-
Write-off	(132)	(1,663)	(1,514)
Translation differences	80	188	(246)

Balance at the end of the year	$6,173	$5,223	$5,970

y.	Warranty:

The Company provides a one to three year standard warranty for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

The following table provides details of the change in the Company's product warranty accrual:

	December 31,
	2016	2015	2014

Balance at the beginning of the year	$8,049	$7,467	$6,981
Warranty provision related to acquisitions	-	-	50
Warranty provision related to the deconsolidation of subsidiary	(400)	-	-
Charged to costs and expenses relating to new sales	11,914	11,433	9,126
Costs of product warranty claims	(10,210)	(10,779)	(8,501)
Translation differences	(50)	(72)	(189)

Balance at the end of the year	$9,303	$8,049	$7,467

z.	Comprehensive income (loss):

The Company reports comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This Statement establishes standards for the reporting and presentation of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that items of other comprehensive income (loss) relate to unrealized gains and losses on available-for-sale marketable securities, hedging contracts and currency translation adjustments.

aa.	Treasury shares:

The Company repurchased its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

ab.	Impact of recently issued accounting standards:

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers". ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The guidance permits the use of either a retrospective or cumulative effect transition method. The Company has not yet selected a transition method. The Company is still finalizing the analysis to quantify the adoption impact of the provisions of the new standard. The FASB has issued, and may issue in the future, interpretive guidance which may cause the Company's evaluation to change. Management believes that the Company is following an appropriate timeline to allow for proper recognition, presentation and disclosure upon adoption effective the beginning of fiscal year 2018.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes".  ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company has early adopted this standard in the fourth quarter of 2015 on a retrospective basis.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This ASU will be effective for the Company in the first quarter of 2019. The Company is evaluating the impact of the adoption of this update on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting. The ASU simplifies several aspects of the accounting for employee share-based payments including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. This ASU will be effective for the Company in the first quarter of 2017. The Company is currently evaluating the impact this new guidance will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), which intends to reduce diversity in practice in how certain cash receipts and cash payments are classified in the statement of cash flows. This guidance will be effective for the Company in the first quarter of 2018. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements.

In January 2017, the FASB issued ASU "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 will simplify the subsequent measurement of goodwill by eliminating the second step from the goodwill impairment test. ASU 2017-04 would require applying a one-step quantitative test and recording the amount of goodwill impairment as the excess of the reporting unit's carrying value over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. ASU 2017-04 does not amend the optional qualitative assessment of goodwill impairment. The amendments in ASU 2017-04 are effective for annual or any interim goodwill impairment tests for fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of the standard on its future financial statements and disclosures.